Principal Funds, Inc.
Supplement dated January 5, 2021
to the Statement of Additional Information dated December 31, 2020
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

PORTFOLIO MANAGER DISCLOSURE
Delete references to David W. Simpson.